Aggressive Investors 1 Fund
SCHEDULE OF INVESTMENTS (Unaudited)

Showing percentage of net assets as of March 31, 2020

Industry Company	Shares	Value

COMMON STOCKS - 99.90%
Communication Services - 4.29%
Discovery, Inc., Class A*+	63,700	$ 1,238,328
DISH Network Corp., Class A*	52,000	1,039,480
Sirius XM Holdings, Inc.+	244,300	1,206,842
Zynga, Inc., Class A*	220,000	1,507,000

		4,991,650

Consumer Discretionary - 12.10%
Chipotle Mexican Grill, Inc.*	1,700	1,112,480
Dollar General Corp.	11,000	1,661,110
eBay, Inc.	40,900	1,229,454
Fiat Chrysler Automobiles NV+	215,000	1,545,850
Gentex Corp.	57,000	1,263,120
Lear Corp.	12,300	999,375
Lululemon Athletica, Inc.*	3,300	625,515
RH*+	7,600	763,572
Signet Jewelers, Ltd.	34,400	221,880
Skyline Champion Corp.*	56,000	878,080
Target Corp.	30,400	2,826,288
TopBuild Corp.*	13,200	945,648

		14,072,372

Consumer Staples - 5.24%
Hershey Co. (The)	13,400	1,775,500
Hormel Foods Corp.+	35,000	1,632,400
Ingles Markets, Inc., Class A	24,700	893,152
John B. Sanfilippo & Son, Inc.	14,000	1,251,600
Pilgrim’s Pride Corp.*	30,000	543,600

		6,096,252

Energy - 3.59%
Halliburton Co.	60,000	411,000
HollyFrontier Corp.	31,600	774,516
Imperial Oil, Ltd.+	124,000	1,397,480
Suncor Energy, Inc.	42,000	663,600
World Fuel Services Corp.	37,000	931,660

		4,178,256

Financials - 12.62%
Ameriprise Financial, Inc.	15,500	1,588,440
Bank of America Corp.	51,600	1,095,468
Bank of Montreal	22,300	1,120,798
Charles Schwab Corp. (The)+	40,500	1,361,610
Enova International, Inc.*	61,000	883,890
First Republic Bank	15,000	1,234,200
Huntington Bancshares, Inc.	63,000	517,230
MetLife, Inc.	34,000	1,039,380

Industry Company	Shares	Value

Financials (continued)
People’s United Financial, Inc.	108,000	$ 1,193,400
Prudential Financial, Inc.	22,000	1,147,080
RenaissanceRe Holdings, Ltd.	10,000	1,493,200
Synchrony Financial	52,200	839,898
TD Ameritrade Holding Corp.	33,500	1,161,110

		14,675,704

Health Care - 14.28%
Biogen, Inc.*	5,900	1,866,642
Cardinal Health, Inc.	31,500	1,510,110
Chemed Corp.	3,000	1,299,600
Cigna Corp.	7,200	1,275,696
DaVita, Inc.*	19,300	1,467,958
Edwards Lifesciences Corp.*	7,000	1,320,340
Ensign Group, Inc. (The)	18,200	684,502
HCA Healthcare, Inc.	14,200	1,275,870
Insulet Corp.*+	10,600	1,756,208
Ionis Pharmaceuticals, Inc.*+	30,000	1,418,400
UnitedHealth Group, Inc.	6,000	1,496,280
Vertex Pharmaceuticals, Inc.*	5,200	1,237,340

		16,608,946

Industrials - 13.39%
AerCap Holdings NV*	28,000	638,120
Alaska Air Group, Inc.	28,600	814,242
Atkore International Group, Inc.*	12,300	259,161
CNH Industrial NV	175,000	981,750
Copart, Inc.*	19,200	1,315,584
Delta Air Lines, Inc.	44,200	1,261,026
Fastenal Co.+	47,000	1,468,750
GMS, Inc.*	59,900	942,227
H&E Equipment Services, Inc.	52,000	763,360
Lockheed Martin Corp.	4,500	1,525,275
Rollins, Inc.+	48,300	1,745,562
SPX Corp.*	18,500	603,840
United Airlines Holdings, Inc.*	20,400	643,620
United Parcel Service, Inc., Class B	15,000	1,401,300
United Rentals, Inc.*	11,700	1,203,930

		15,567,747

bridgeway.com	1

Aggressive Investors 1 Fund
SCHEDULE OF INVESTMENTS (Unaudited) (continued)

Showing percentage of net assets as of March 31, 2020

Industry Company	Shares	Value

Common Stocks (continued)
Information Technology - 25.61%
Advanced Micro Devices, Inc.*	33,900	$ 1,541,772
Apple, Inc.	15,200	3,865,208
Cadence Design Systems, Inc.*	24,800	1,637,792
CDW Corp.	25,100	2,341,077
Coupa Software, Inc.*+	9,000	1,257,570
Diebold Nixdorf, Inc.*+	70,000	246,400
Genpact, Ltd.	39,200	1,144,640
HP, Inc.	71,700	1,244,712
HubSpot, Inc.*	9,600	1,278,624
Micron Technology, Inc.*	62,800	2,641,368
NortonLifeLock, Inc.	58,000	1,085,180
RingCentral, Inc., Class A*+	9,000	1,907,190
Square, Inc., Class A*	20,800	1,089,504
Synaptics, Inc.*+	15,000	868,050
Taiwan Semiconductor Manufacturing Co., Ltd., ADR	23,000	1,099,170
TTEC Holdings, Inc.	23,700	870,264
Western Digital Corp.	27,000	1,123,740
Western Union Co. (The)+	67,200	1,218,336
Workday, Inc., Class A*	9,000	1,171,980
Xerox Holdings Corp.	46,000	871,240
Zendesk, Inc.*	20,000	1,280,200

		29,784,017

Materials - 1.18%
CF Industries Holdings, Inc.	28,300	769,760
Freeport-McMoRan, Inc.	89,800	606,150

		1,375,910

Real Estate - 7.60%
American Homes 4 Rent, Class A	60,000	1,392,000
American Tower Corp.	11,000	2,395,250
Crown Castle International Corp.	12,000	1,732,800
Equity LifeStyle Properties, Inc.	24,400	1,402,512
Realogy Holdings Corp.+	120,000	361,200
Realty Income Corp.	31,200	1,555,632

		8,839,394

TOTAL COMMON STOCKS - 99.90%		116,190,248

(Cost $151,287,325)

	Rate^	Shares	Value

INVESTMENTS PURCHASED WITH CASH PROCEEDS FROM SECURITIES LENDING - 3.34%
Fidelity Investments Money Market Government Portfolio Class I**	0.30%	3,884,055	$3,884,055

TOTAL INVESTMENTS PURCHASED WITH CASH PROCEEDS FROM SECURITIES LENDING - 3.34%			3,884,055

(Cost $3,884,055)
TOTAL INVESTMENTS - 103.24%			$120,074,303
(Cost $155,171,380)
Liabilities in Excess of Other Assets - (3.24%)			(3,769,125)

NET ASSETS - 100.00%			$116,305,178

*	Non-income producing security.
**	This security represents the investment of the cash collateral received in connection with securities out on loan as of March 31, 2020.
^	Rate disclosed as of March 31, 2020.
+	This security or a portion of the security is out on loan as of March 31, 2020. Total loaned securities had a value of $19,369,055 as of March 31, 2020.

ADR - American Depositary Receipt

Summary of inputs used to value the Fund’s investments as of 03/31/2020:

	Valuation Inputs
	Investment in Securities (Value)

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total

Common Stocks (a)	$116,190,248	$—	$—	$116,190,248
Investments Purchased with Cash Proceeds from Securities Lending	—	3,884,055	—	3,884,055

TOTAL	$116,190,248	$3,884,055	$—	$120,074,303

(a)	- Please refer to the Schedule of Investments for the industry classifications of these portfolio holdings.

2	Quarterly Report | March 31, 2020 (Unaudited)